Document and Entity Information	Apr. 22, 2020
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Apr. 28, 2020
Entity File Number	001-33260
Entity Registrant Name	TE CONNECTIVITY LTD.
Entity Incorporation, State or Country Code	V8
Entity Tax Identification Number	98-0518048
Entity Address, Address Line One	Mühlenstrasse 26
Entity Address, City or Town	Schaffhausen
Entity Address, Postal Zip Code	CH-8200
Entity Address, Country	CH
Country Region	+41
City Area Code	(0)52
Local Phone Number	633 66 61
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, Par Value CHF 0.57
Trading Symbol	TEL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001385157
Amendment Flag	false